Condensed Statements of Changes in Shareholders' Deficit (Parenthetical) - shares		3 Months Ended
	Jan. 21, 2025	Mar. 31, 2025	Jan. 10, 2025	Dec. 31, 2024
Common Class B [Member]
Ordinary shares subject to forfeiture				875,000
Common Class B [Member] | Sponsor [Member]
Number of founder shares issued			958,333
Number of shares hold			6,708,333
Common Class B [Member] | Sponsor [Member] | Subsequent Event [Member]
Number of founder shares issued			958,333
Number of shares hold			6,708,333
Private Placement [Member]
Number of units sold	690,000	690,000
Private Placement [Member] | Subsequent Event [Member]
Number of units sold	690,000